Shareholders’ equity (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 21, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Oct. 31, 2024 $ / shares	Feb. 02, 2024 $ / shares	May 09, 2018 $ / shares shares
Class of Stock [Line Items]
Voting rights		Holders of the ordinary shares are entitled to one vote for each share.
Retained earnings for statutory reserves | ¥			¥ 0		¥ 11,670
Statutory reserve | ¥			¥ 41,775,776
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized								500,000,000
Common stock, par value per share | $ / shares	$ 0.02					$ 0.001	$ 0.0001	$ 0.8
Share split	one-for-forty
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized			400,000,000		400,000,000
Common stock, par value per share | $ / shares		$ 0.8		$ 0.8
Common stock, shares issued			22,512,360		1,362,583
Common stock, shares outstanding			22,512,360		1,362,583
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000		100,000,000
Common stock, par value per share | $ / shares		$ 0.8		$ 0.8
Common stock, shares issued			400,000		0
Common stock, shares outstanding			400,000		0